Basis of Presentation and General Information (Details Narrative)	4 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2024 shares	Nov. 13, 2023	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Formation Date			Jan. 16, 2007
Partners' Capital Account, Units, Converted	348,570
Common shares issued	3,500,000
The number of vessels to be sold		12
C C E C Conversion [Member]
Property, Plant and Equipment [Line Items]
Description of conversion	On August 26, 2024, (the “Effective Date”), the Partnership converted from a Marshall Islands limited partnership to a Marshall Islands corporation and changed its name to Capital Clean Energy Carriers Corp. (the “Conversion”). The Conversion and the name change were approved by the majority of the Partnership’s unitholders, the conflicts committee of the Partnership’s board of directors, the Partnership’s full board of directors and the Partnership’s general partner, Capital GP L.L.C. (the “CGP”)
C C E C Conversion A [Member]
Property, Plant and Equipment [Line Items]
Capital structure description after conversion of units	(i) each common unit of the Partnership outstanding immediately prior to the Effective Date was converted into one common share of CCEC with par value of $0.01 per share (the “common shares”)
C C E C Conversion B [Member]
Property, Plant and Equipment [Line Items]
Capital structure description after conversion of units	(ii) the 348,570 general partner units and the general partner’s incentive distribution rights, in each case, outstanding immediately prior to the Effective Date were converted into an aggregate of 3,500,000 common shares
C C E C Conversion C [Member]
Property, Plant and Equipment [Line Items]
Capital structure description after conversion of units	(iii) CGP gave up its existing management and consent rights with respect to CPP, including its right to appoint three directors to CPP’s board of directors and its veto rights over, among other things, approval of mergers, consolidations and other significant corporate transactions and amendments to CPP’s governing documents
C C E C Conversion D [Member]
Property, Plant and Equipment [Line Items]
Capital structure description after conversion of units	(iv) following the Conversion, the board of directors consist of eight directors, a majority of which are “independent” in accordance with Nasdaq rules
C C E C Conversion E [Member]
Property, Plant and Equipment [Line Items]
Capital structure description after conversion of units	(v) until Capital Maritime & Trading Corp. (“CMTC”) and its affiliates cease to own at least 25% of the outstanding common shares, CMTC and its affiliates will have the right to nominate three out of the eight directors to the board. If the holdings of CMTC and its affiliates fall below 25% but remain above 15% of the outstanding common shares, CMTC and its affiliates thereafter will have the right to nominate two out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 15% but remain above 5% of the outstanding common shares, CMTC and its affiliates thereafter will have the right to nominate one out of eight directors to the board. If the holdings of CMTC and its affiliates fall below 5%, CMTC thereafter will no longer have any rights to nominate directors to the board. The remaining members of the board of directors will be nominated by CCEC’s nominating committee and all directors will be elected by majority vote of the holders of common shares (including CMTC and its affiliates), other than in a contested election, in which the election of directors will be by a plurality vote.
In The Water Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	17		17
Liquefied Natural Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12		12
Neo Panamax Container Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	5		5
Neo Panamax Container Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	2		2
Expected delivery of the two vessels agreed to be sold			first quarter of 2025
L N G C Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	6		6
Dual Fuel Medium Gas Carriers Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	6		6
Handy Liquified C O 2 Multi Gas Carriers Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4		4
Fleet Under Construction [Member]
Property, Plant and Equipment [Line Items]
Expected delivery of the under-construction vessels			between the first quarter of 2026 and the third quarter of 2027